Adjusting Items Included In Profit From Operations (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [Abstract]
Summary of Restructuring and Integration Costs	The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Employee benefit costs	42	36	176
Depreciation and impairment costs	17	27	48
Other operating expenses	41	42	145
Other operating income	(7)	(6)	(6)
Total	93	99	363

Summary of Adjusting Items Incurred In Respect Associates And Joint Ventures Reflecting Post-tax Results

The following is a summary of the adjusting items incurred in respect of the Group’s associates and joint ventures, shown reflecting the Group’s share of post-tax results:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Reversal of tax claim in ITC	-	10	10
Dilution of interest in ITC	29	27	22
Total	29	37	32